MASTERS’ SELECT FUNDS TRUST

Supplement dated January 31, 2006
to Prospectus of the Masters’ Select Funds
dated April 30, 2005

Notice to Existing and Prospective Shareholders of Masters’ Select Smaller Companies Fund:

Effective January 26, 2006, David Anthony of Ranger Investments (“Anthony” and “Ranger”) was removed as portfolio manager to the Masters’ Select Smaller Companies Fund. All references in the Prospectus dated April 30, 2005 to Anthony and Ranger are hereby deleted.

The securities in the portions of the Smaller Companies Fund's portfolio that were previously allocated to Ranger will be liquidated in an orderly manner. A portion of these securities may be allocated to the Smaller Companies Fund's other managers and may be retained or liquidated by them, taking into consideration the market for the securities, potential tax consequences, and other factors. It is currently anticipated that the liquidation will be completed by the middle of the second calendar quarter of 2006. During the liquidation and transition period, the percentage of assets of the Fund allocated to each of the four remaining investment managers will differ from their target allocations, and that one or more of the managers may hold more than 15 securities during the liquidation and transition period.

The following information replaces the table on page 14 of the Prospectus:

INVESTMENT MANAGER/FIRM	TARGET MANAGER ALLOCATION	INVESTMENT EXPERIENCE/ RELEVANT FUND EXPERIENCE	MARKET CAPITALIZATION OF COMPANIES IN PORTFOLIO	STOCK-PICKING STYLE
Bill D’Alonzo and team Friess Associates, LLC	28%	Over 20 years/ Brandywine Fund since 1990	Small and mid-sized companies	Growth
John Rogers, Jr. Ariel Capital Management, LLC	22%	Over 20 years/ Ariel Fund since 1986	Small and mid-sized companies	Value
Robert Rodriguez First Pacific Advisors, Inc.	22%	Over 25 years/ FPA Capital Fund since 1983	Small and mid-sized companies	Value
Dick Weiss Wells Capital Management, Inc.	28%	Over 25 years/ Strong Common Stock Fund since 1991	Small and mid-sized companies	Growth at a reasonable price

The table appearing in the “Multi-Manager Issues” section on page 16 is replaced with the following (change emphasized in boldface type):

Fund	Aggregate Annual Fee Rates Advisor Pays to Investment Managers

Master's Select Equity Fund	0.6950%
Masters' Select International Fund	0.5560%
Masters' Select Value Fund	0.6750%
Masters' Select Smaller Companies Fund	0.7375%

Also effective January 31, 2006, the Advisor’s waiver of its management fee related to the Smaller Companies Fund is rescinded.

Please keep this Supplement with your Prospectus.